Total
AINN Fund
INVESTMENT OBJECTIVE
The Fund seeks capital gains.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs such as commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the period June 3, 2019 (commencement of investment operations) through May 31, 2020, the Fund’s portfolio turnover rate was 584.40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in exchange-traded funds ("ETFs") that each invest primarily in common stocks (“Long ETFs”). The adviser selects ETFs without restriction as to, capitalization or currency of the common stock issuers held by each ETF. The adviser selects ETFs that it believes have above-average liquidity and historical performance.

When the adviser believes market conditions are favorable, the Fund invests in ETFs that invest primarily in large-cap companies (those with a market capitalization of at least $10 billion) and invests its remaining assets in ETFs that invest primarily in mid-cap companies (over $4 billion to less than $10 billion) and small-cap companies ($1 to $4 billion). Up to 30% of the Fund’s investments may be in foreign developed and emerging markets and may be focused on one or more countries. ETFs may be sector-based and may also be leveraged. A leveraged ETF is designed to produce daily returns, before the effect of fees and expenses, that are a multiple of the daily returns of a reference index. The adviser will limit the Fund’s use of leveraged ETFs so that the Fund’s exposure to the market does not exceed 120% of its net assets. The adviser selects individual common stocks, including sponsored American Depository Receipts ("ADRs"), when it believes they offer higher returns than an ETF.

When the adviser believes market conditions are unfavorable, it will allocate a significant portion of Fund assets to cash equivalents or to inverse ETFs. An inverse ETF is designed to produce daily returns, before the effect of fees and expenses, that are the opposite of the daily returns of a reference index. The Fund will not invest in inverse ETFs that employ leverage. The adviser will only invest in inverse ETFs if i has sold all of the Fund’s Long ETFs and will limit the Fund’s use of inverse ETFs so that the Fund’s inverse exposure to the market does not exceed 40% of its net assets.

The adviser allocates assets among economic sectors, capitalization categories and countries using its quantitative and factor based strategy. The primary factors used are momentum, price trend, trading volume, and directional movement. This technology is intended to evaluate volatility and enhance risk mitigation. The adviser's strategy also includes, as inputs, more traditional techniques such as technical analysis and macro-economic analysis. Technical analysis is the study of an index's or a security's past prices and trading volumes for the purpose of forecasting price trends. Macroeconomic analysis focuses on economic indicators, business cycles, wars, and industry/sector trends to generate an investment outlook.

The adviser sells ETFs and common stocks using outputs from its system to identify when a price target is reached, expected returns decline or to replace an ETF or common stock with one with a higher expected return or lower expected volatility. The adviser reduces cash equivalents and inverse ETF positions when it believes overall market conditions have become favorable. The adviser expects to engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objective.

PRINCIPAL INVESTMENT RISKS

Common Stock Risk. Common stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Risk. The ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are also subject to the following additional risks: (i) the ETF's market price may be less than its net asset value; (ii) an active market for the ETF may not develop; and (iii) market trading in the ETF may be illiquid or even halted under certain circumstances.

Leveraged ETF Risk. Investing in leveraged ETFs will amplify the Fund's gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. Leveraged ETFs are particularly impacted by volatility and can perform in the opposite the direction in which they are designed for.

Inverse ETF Risk. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed. Inverse ETFs are designed to rise in price when stock prices are falling. Accordingly, leveraged funds are particularly impacted by volatility and can move in the opposite direction than the direction that they are designed to move. Inverse ETFs may experience negative returns if the index is flat or if it falls.

Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions. These risks are more pronounced in emerging markets.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Management Risk. The adviser's dependence on its strategy and judgments about the securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. There is a risk that you may lose money by investing in the Fund.

Smaller Company Stock Risk. The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Turnover Risk. A higher portfolio turnover will result in higher transactional and brokerage costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes paid by Fund shareholders.

PERFORMANCE
As of the date of this Prospectus, the Fund has not completed a full calendar year and therefore does not have performance information to report.